T. ROWE PRICE Health Sciences Portfolio
September 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.7%
BIOTECHNOLOGY 24.9%
Major Biotechnology 6.1%
Amgen  36,900 9,917
Biogen (1) 13,056 3,356
Celldex Therapeutics (1) 13,764 379
Exact Sciences (1) 50,148 3,421
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 89
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 44
Neurocrine Biosciences (1) 11,296 1,271
Royalty Pharma, Class A  62,737 1,703
Vertex Pharmaceuticals (1) 57,918 20,140
40,320
Other Biotechnology 18.8%
Aadi Bioscience (1) 6,271 30
ACADIA Pharmaceuticals (1) 58,289 1,215
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $405 (1)(2)(3) 404,743 384
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 76
Agios Pharmaceuticals (1) 16,921 419
Akero Therapeutics (1) 33,384 1,689
Alector (1) 31,482 204
Allakos (1) 47,600 108
Allogene Therapeutics (1) 63,146 200
Alnylam Pharmaceuticals (1) 64,219 11,373
Apellis Pharmaceuticals (1) 29,787 1,133
Arvinas (1) 24,213 476
Ascendis Pharma, ADR (1) 19,565 1,832
Avidity Biosciences (1) 58,184 371
BeiGene, ADR (1) 25,900 4,659
Bicycle Therapeutics, ADR (1) 21,504 432
BioMarin Pharmaceutical (1) 38,861 3,438
Blueprint Medicines (1) 72,310 3,631
Centessa Pharmaceuticals, ADR (1) 49,127 318
Cerevel Therapeutics Holdings (1) 87,659 1,914
CRISPR Therapeutics (1) 14,223 646
Cytokinetics (1) 15,791 465
Day One Biopharmaceuticals (1) 14,130 173
Denali Therapeutics (1) 34,131 704
Entrada Therapeutics (1) 22,154 350
EQRx, Warrants, 12/20/26 (1) 11,096 —
Evotec (EUR) (1) 16,684 332
Exelixis (1) 78,201 1,709
Fate Therapeutics (1) 36,150 77
Generation Bio (1) 50,941 193
Genmab (DKK) (1) 7,184 2,543
Shares $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 5
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 4
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 4
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253 (1)(2)(3) 253,263 124
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 46
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 44
IGM Biosciences (1) 25,767 215
Immatics (1) 39,818 461
Immuneering, Class A (1) 51,546 396
Immunocore Holdings, ADR (1) 79,754 4,139
Immunome PIPE, Acquisition Date:
6/29/23, Cost $219 (1)(3)(4) 38,013 286
Incyte (1) 25,164 1,454
Insmed (1) 100,503 2,538
Intellia Therapeutics (1) 13,173 417
Ionis Pharmaceuticals (1) 48,566 2,203
Iovance Biotherapeutics (1) 88,913 405
Karuna Therapeutics (1) 34,079 5,762
Kymera Therapeutics (1) 41,017 570
Leap Therapeutics (1) 13,815 19
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $24 (1)(3) 1,900 2
Legend Biotech, ADR (1) 71,883 4,828
LianBio, ADR (1) 102,126 152
Longboard Pharmaceuticals (1) 32,081 178
Lyell Immunopharma (1) 226,355 333
Mirati Therapeutics (1) 57,131 2,489
Moderna (1) 7,660 791
Monte Rosa Therapeutics (1) 51,821 248
MoonLake Immunotherapeutics (1) 46,585 2,655
Morphic Holding (1) 20,295 465
Novocure (1) 55,364 894
Nuvation Bio (1) 27,169 36
Pliant Therapeutics (1) 29,457 511
Prelude Therapeutics (1) 39,548 122
Prothena (1) 40,699 1,964
PTC Therapeutics (1) 15,701 352
RAPT Therapeutics (1) 25,342 421
Regeneron Pharmaceuticals (1) 35,641 29,331
Relay Therapeutics (1) 121,248 1,020
Relmada Therapeutics (1) 6,397 19
Repligen (1) 13,350 2,123
Replimune Group (1) 70,464 1,206
REVOLUTION Medicines (1) 71,658 1,983
Rocket Pharmaceuticals (1) 41,088 842
Sage Therapeutics (1) 16,146 332
Sana Biotechnology (1) 95,147 368

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Sarepta Therapeutics (1) 22,954 2,782
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(3) 6,855 19
Scholar Rock Holding (1) 87,333 620
SpringWorks Therapeutics (1) 36,598 846
Structure Therapeutics PIPE,
Acquisition Date: 9/29/23,
Cost $133 (1)(3)(4) 10,674 170
Tenaya Therapeutics (1) 59,906 153
Theseus Pharmaceuticals (1) 47,425 128
Ultragenyx Pharmaceutical (1) 52,426 1,869
Ventyx Biosciences (1) 36,356 1,263
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 61
Voyager Therapeutics (1) 34,981 271
Xencor (1) 34,244 690
Zai Lab, ADR (1) 57,426 1,396
Zentalis Pharmaceuticals (1) 38,865 780
125,099
Total Biotechnology 165,419
LIFE SCIENCES 10.5%
Life Sciences 10.5%
Agilent Technologies  77,191 8,631
Bio-Techne  19,764 1,345
Bruker  44,402 2,766
Charles River Laboratories
International (1) 5,072 994
Danaher  73,548 18,247
Ginkgo Bioworks Holdings, Class A (1) 91,250 165
Illumina (1) 5,208 715
Mettler-Toledo International (1) 1,396 1,547
Olink Holding, ADR (1) 89,813 1,325
Pacific Biosciences of California (1) 140,054 1,169
Seer (1) 44,582 99
Senti Biosciences (1) 63,886 27
SomaLogic, Warrants, 8/31/26 (1) 4,962 1
SomaLogic, Earn Out Shares $20,
Acquisition Date: 9/2/21, Cost $— (1)
(2)(3) 174,553 —
Thermo Fisher Scientific  64,608 32,703
Twist Bioscience (1) 19,432 394
Total Life Sciences 70,128
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings (1) 24,783 216
Total Miscellaneous 216
PHARMACEUTICALS 16.5%
Major Pharmaceuticals 16.5%
AbbVie  27,794 4,143
AstraZeneca, ADR  292,446 19,805
Daiichi Sankyo (JPY)  85,300 2,335
Eli Lilly  91,036 48,898
Merck  234,250 24,116
Novo Nordisk, ADR  71,843 6,533
Shares $ Value
(Cost and value in $000s)
‡
Pfizer  58,420 1,938
Roche Holding (CHF)  6,233 1,702
Total Pharmaceuticals 109,470
PRODUCTS & DEVICES 17.2%
Capital Equipment 0.3%
PROCEPT BioRobotics (1) 39,508 1,296
STERIS  4,665 1,024
2,320
Implants 9.2%
Becton Dickinson & Company  42,147 10,896
Boston Scientific (1) 67,894 3,585
Intuitive Surgical (1) 77,309 22,597
iRhythm Technologies (1) 8,992 848
Stryker  70,802 19,348
Teleflex  11,372 2,233
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 509
Zimmer Biomet Holdings  12,963 1,455
61,471
Other Products & Devices 7.7%
10X Genomics, Class A (1) 56,428 2,328
Argenx, ADR (1) 32,655 16,054
Avantor (1) 127,429 2,686
Catalent (1) 53,918 2,455
Dexcom (1) 34,976 3,263
Hologic (1) 62,154 4,314
Inari Medical (1) 28,423 1,859
Insulet (1) 15,443 2,463
Lantheus Holdings (1) 21,478 1,492
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 154
Penumbra (1) 34,277 8,292
Saluda Medical, Warrants, 1/20/27,
Acquisition Date: 1/20/22, Cost $— (1)
(2)(3) 4,672 13
Shockwave Medical (1) 26,854 5,347
Warby Parker, Class A (1) 24,817 327
51,047
Total Products & Devices 114,838
SERVICES 21.0%
Distribution 0.1%
Option Care Health (1) 20,576 665
665
Information 0.7%
GeneDx Holdings (1) 1,938 7
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 —
Veeva Systems, Class A (1) 21,285 4,331
4,338
Other Services 1.6%
Guardant Health (1) 63,749 1,889
IQVIA Holdings (1) 9,732 1,915
West Pharmaceutical Services  16,691 6,263

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Wuxi Biologics Cayman (HKD) (1) 106,500 619
10,686
Payors 17.3%
Alignment Healthcare (1) 41,833 290
Centene (1) 83,280 5,736
Cigna Group  30,499 8,725
Elevance Health  50,086 21,809
Humana  29,293 14,252
Molina Healthcare (1) 33,920 11,122
UnitedHealth Group  104,838 52,858
114,792
Providers 1.3%
agilon health (1) 138,508 2,460
HCA Healthcare  17,998 4,427
Surgery Partners (1) 54,896 1,606
8,493
Total Services 138,974
Total Miscellaneous Common
Stocks  4.6% (5) 30,381
Total Common Stocks (Cost
$354,379) 629,426
CONVERTIBLE PREFERRED STOCKS 4.8%
BIOTECHNOLOGY 1.8%
Other Biotechnology 1.8%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398 (1)(2)(3) 23,994 398
Avalyn Pharma, Series C-1, Acquisition
Date: 9/22/23, Cost $285 (1)(2)(3) 388,595 284
Cargo Therapeutics, Series A-1,
Acquisition Date: 2/22/23 - 7/7/23,
Cost $295 (1)(2)(3) 294,683 295
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 613
Chroma Medicine, Series
B, Acquisition Date: 2/8/23,
Cost $198 (1)(2)(3) 76,097 198
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21 - 4/7/22, Cost $320 (1)
(2)(3) 154,525 749
Delfi Diagnostics, Series B, Acquisition
Date: 6/10/22, Cost $408 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810 (1)(2)(3) 45,781 984
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $195 (1)(2)(3) 9,072 195
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 210
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 296
Shares $ Value
(Cost and value in $000s)
‡
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 220
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 253
Rapport Therapeutics, Series
B, Acquisition Date: 8/7/23,
Cost $162 (1)(2)(3) 96,398 162
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 198
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 830
Total Biotechnology 12,018
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
501
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 112
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 120

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 257
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 291
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 75
855
Total Consumer Nondurables 1,356
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497 (1)(2)(3) 89,839 625
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 65
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 99
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 346
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 898
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 702
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 188
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 298
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 1,168
Total Life Sciences 7,684
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 232
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97 (1)
(2)(3) 51,079 81
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 138
451
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $391 (1)(2)(3) 403,778 410
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
975
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397 (1)(2)(3) 31,146 277
Shares $ Value
(Cost and value in $000s)
‡
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $196 (1)(2)(3) 24,280 196
473
Total Products & Devices 1,899
SERVICES 1.3%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 238
238
Other Services 1.3%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 906
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 546
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 833
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 487
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61 (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157 (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 2,239
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 1,556
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 339
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 226
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 190
8,422
Providers 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 165
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 111
276
Total Services 8,936
Total Convertible Preferred Stocks
(Cost $27,763) 31,893

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.5%
LIFE SCIENCES 0.5%
Life Sciences 0.5%
Sartorius (EUR)  9,029 3,058
Total Life Sciences 3,058
Total Preferred Stocks (Cost $1,594) 3,058
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.40% (6)(7) 1,553,437 1,553
Total Short-Term Investments (Cost
$1,553) 1,553
Total Investments in
Securities 100.2%
(Cost $385,289) $ 665,930
Other Assets Less Liabilities (0.2)% (1,376)
Net Assets 100.0% $ 664,554
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $34,127 and represents 5.1% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at September 30, 2023, were $352 and were valued at $456 (0.1% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 103+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 8,291  ¤  ¤ $ 1,553^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $103 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,553.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Health Sciences Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2023, totaled $(5,222,000) for the period ended September 30, 2023. During the period, transfers into
Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 616,793 $ 10,889 $ 1,744 $ 629,426
Convertible Preferred Stocks — — 31,893 31,893
Preferred Stocks — 3,058 — 3,058
Short-Term Investments 1,553 — — 1,553
Total $ 618,346 $ 13,947 $ 33,637 $ 665,930
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 2,838 $ 360 $ — $ (1,455) $ 1 $ 1,744
Convertible Preferred Stocks 33,708 (4,970) 3,155 — — 31,893
Total $ 36,546 $ (4,610) $ 3,155 $ (1,455) $ 1 $ 33,637

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,744 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount rate
for cost of
capital
6% 6% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
capital
5% - 25% 10% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible Preferred Stocks $31,893 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
3% - 10% 6% Increase
Premium for
cumulative
preferred
dividend rights
9% - 23% 13% Increase
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
2.1x
– 5.7x
4.7x Increase
Sales growth
rate
20%
- 97%
28% Increase
Enterprise
value to gross
profit multiple
3.7x
– 9.9x
7.8x Increase
Gross profit
growth rate
23% 23% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 7.9x
7.0x Increase
Probability
for potential
outcome
5% - 65% 33% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
- 25%
16% Decrease
Discount for
uncertainty
80%
- 100%
95% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Portfolio

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E309-054Q3 09/23